OTHER NON-INTEREST EXPENSE	12 Months Ended
Dec. 31, 2010
Other Noninterest Expense Abstract
OTHER NON-INTEREST EXPENSE
NOTE 30: OTHER NON-INTEREST EXPENSE
Other non-interest expense at December 31, comprised:
	2008	2009	2010
	(EUR in thousands)
Insurance claims, reserves movement, commissions and reinsurance premia ceded	741,565	898,934	941,589
Credit card costs	34,051	29,580	30,067
Hotel running costs	35,306	37,143	37,125
Broker costs	15,762	10,507	6,996
Rental expense	101,441	110,296	120,386
Taxes and duties other than income tax	54,098	73,197	97,835
Promotion and advertising	87,451	83,325	78,502
Third party fees	166,989	135,966	185,611
Other	348,566	349,242	359,717
Total	1,585,229	1,728,190	1,857,828